UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23848

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StepStone Private Infrastructure Fund

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(Exact name of registrant as specified in charter)

128 S Tryon St., Suite 1600

Charlotte, NC 28202

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(Address of principal executive offices) (Zip code)

Robert W. Long

Chief Executive Officer

StepStone Group Private Wealth LLC

128 S Tryon St., Suite 1600

Charlotte, NC 28202

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(Name and address of agent for service)

Registrant's telephone number, including area code: (704) 215-4300

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

StepStone Private Infrastructure Fund

Consolidated Financial Statements

For the Six Months Ended September 30, 2025

(unaudited)

Semi-Annual Report

StepStone Private Infrastructure Fund

Table of Contents

For the Six Months Ended September 30, 2025 (unaudited)

StepStone Private Infrastructure Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnote

Co-Investments - Non-Controlled/Non-Affiliated - 12.1% of NAV					1,2,3,4
Europe - 4.4% of NAV
EQT Active Core Infrastructure Co-Investment (G) SCSP	Infrastructure Assets	03/24/2025	$12,987,469	$13,486,482
KKR Devonshire Co-Invest L.P.	Infrastructure Assets	03/26/2025	5,125,155	5,536,594	*
KKR Optics Co-Invest Blocker L.P.	Infrastructure Assets	05/23/2024	3,918,411	4,926,918	*
MEIF 7 Earth Co-Invest SCSp	Infrastructure Assets	08/25/2025	9,757,504	9,744,427	*
Total Europe			$31,788,539	$33,694,421
North America - 7.7% of NAV
Buckeye Co-Invest II, LP	Infrastructure Assets	07/26/2024	$4,145,769	$4,487,981
ECP V (California Co-Invest), LP	Infrastructure Assets	05/26/2024	6,072,556	6,010,928	*
KKR Dino Co-Invest L.P	Infrastructure Assets	03/26/2025	15,743,290	17,375,201	*
Northleaf WASH Co-Investment LP	Infrastructure Assets	07/01/2025	10,104,959	10,000,000	*
Sandbrook rPlus Co-Invest II LP	Infrastructure Assets	05/21/2024	3,110,654	3,705,173	*,5
Stonepeak Ace (Co-Invest) Holdings (CYM) LP	Infrastructure Assets	04/26/2024	3,983,653	4,712,293	*,5
Verrus, LLC ($13,000,000 principal amount, 12.00%, 04/14/2028)	Infrastructure Assets	04/14/2025	12,434,305	12,434,305	6
Total North America			$55,595,186	$58,725,881
Total Non-Controlled/Non-Affiliated Co-Investments			$87,383,725	$92,420,302
SecondaryInvestments-Non-Controlled/Non-Affiliated - 55.0% of NAV					1,2,3,4
Europe - 21.8% of NAV
Antin Infrastructure Partners II LP	Infrastructure Assets	10/02/2023	$522,404	$1,098	*,7
ARDIAN Infrastructure Fund IV S.C.A., SICAR	Infrastructure Assets	10/04/2024	4,660,517	4,916,115	5
ARDIAN Infrastructure Fund V S.C.A., SICAR	Infrastructure Assets	10/04/2024	4,238,110	5,242,715	5
Compass European Infrastructure SCSp	Infrastructure Assets	11/03/2023	4,619,170	6,079,761	5
Daiwa ICP Infrastructure Investments 2 L.P.	Infrastructure Assets	09/12/2024	4,971,938	5,467,226
DIF Core Infrastructure Fund II SCSp	Infrastructure Assets	09/30/2024	4,749,851	5,696,456	5
DIF Infrastructure VI SCSp	Infrastructure Assets	09/30/2024	4,399,476	5,360,391	5
EQT Infrastructure Fund II (No.1) SCSp	Infrastructure Assets	11/08/2023	178,716	27,184	*,5
EQT Infrastructure Fund III (No.1) SCSp	Infrastructure Assets	11/08/2023	234,459	406,864	*,5
EQT Infrastructure IV (No. 1) EUR SCSp	Infrastructure Assets	07/01/2025	16,251,104	17,231,998	*,5
EQT Infrastructure IV (No.2) USD SCSp	Infrastructure Assets	10/10/2023	7,169,193	10,288,369	*,5,8
EQT Infrastructure V (No.1) EUR SCSp	Infrastructure Assets	07/05/2024	29,155,142	34,131,545	*,5
GIP Pegasus Fund, L.P.	Infrastructure Assets	08/20/2024	5,272,082	5,594,820	*
iCON Infrastructure Partners III, L.P.	Infrastructure Assets	09/29/2023	3,116,468	2,073,717	*,5,8
InfraVia European Fund III FPCI	Infrastructure Assets	09/30/2024	3,257,929	6,277,897	5
InfraVia European Fund III SCSp	Infrastructure Assets	09/30/2023	3,329,244	7,991,218	5,7
InfraVia European Fund IV FPCI	Infrastructure Assets	10/02/2024	3,790,745	4,754,369	5
InfraVia European Fund V FPCI	Infrastructure Assets	10/02/2024	5,531,748	6,743,959	5
Macquarie European Infrastructure Fund 6 SCSp	Infrastructure Assets	10/01/2024	8,196,290	9,187,165
MML Keystone SCSp	Infrastructure Assets	09/24/2024	9,267,257	15,698,906	5
NIC Battery Acquisition LP	Infrastructure Assets	10/16/2024	3,338,433	5,228,492	*,5
Pan-European Infrastructure II, S.C.S.	Infrastructure Assets	10/03/2024	2,245,778	2,994,477	*,5

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnote

Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Europe (continued)
Pan-European Infrastructure III, SCSp	Infrastructure Assets	10/03/2024	$4,229,488	$4,868,260	5
Total Europe			$132,725,542	$166,263,002
North America - 31.4% of NAV
Blue Road Capital PV II, L.P.	Infrastructure Assets	08/26/2024	$9,963,808	$13,153,328	*,5
Brookfield Americas Infrastructure Fund, L.P.	Infrastructure Assets	09/29/2023	120,215	149,609	5,9
Brookfield Infrastructure Fund III-A, L.P.	Infrastructure Assets	09/29/2023	1,575,608	1,999,736	5,9
Brookfield Infrastructure Fund IV (ER) SCSP	Infrastructure Assets	12/31/2023	4,124,140	4,723,711	5,9
ERA Blade Continuation Fund Parallel LP	Infrastructure Assets	08/11/2025	17,596,523	17,485,097	*,5
Global Energy & Power Infrastructure Fund II, L.P.	Infrastructure Assets	10/05/2023	1,142,447	1,141,408	5,10
Global Infrastructure Partners III-C, L.P.	Infrastructure Assets	09/29/2023	2,394,906	2,839,226	5,9
Global Infrastructure Partners IV-C, L.P.	Infrastructure Assets	06/30/2025	78,908,082	84,628,326	5
InstarAGF Essential Infrastructure Fund LP	Infrastructure Assets	09/30/2024	2,061,545	2,827,583	5
InstarAGF Essential Infrastructure Fund II (LUX-USD), SCSp	Infrastructure Assets	07/01/2025	23,878,969	34,781,323	*,5,10
KKR Global Infrastructure Investors II (EEA) L.P.	Infrastructure Assets	01/01/2024	213,267	438,200	5,8
KKR Global Infrastructure Investors III EEA (EUR) SCSp	Infrastructure Assets	04/01/2024	7,205,127	7,918,609	5,8
KKR Global Infrastructure Investors III L.P.	Infrastructure Assets	07/01/2025	9,562,797	9,524,308	5
KKR Global Infrastructure Investors IV (EUR) SCSp	Infrastructure Assets	10/01/2024	8,932,988	10,879,166	5
KKR Global Infrastructure Investors IV (USD) SCSp	Infrastructure Assets	07/01/2024	25,319,933	30,100,337	5
Oak Hill Digital Opportunities Partners (TE 892), L.P.	Infrastructure Assets	07/19/2024	6,346,594	7,006,509	*,5
Stonepeak Infrastructure Fund II LP	Infrastructure Assets	10/02/2023	366,214	186,823	5,10
Stonepeak Infrastructure Fund LP	Infrastructure Assets	10/02/2023	1,228,546	548,248	5,10
Strategic Value Spurs A, L.P.	Infrastructure Assets	12/13/2024	8,445,512	9,264,575	*,5
Total North America			$209,387,221	$239,596,122
Rest of World - 1.8% of NAV
Walker Aggregator LP	Infrastructure Assets	09/19/2025	$13,739,749	$13,749,750	*
Total Rest of World			$13,739,749	$13,749,750
Total Non-Controlled/Non-Affiliated Secondary Investments			$355,852,512	$419,608,874
Short-Term Investments - Non-Controlled/Non-Affiliated - 10.8% of NAV
Fidelity Investments Money Market Government Portfolio — Class I, 4.04% (82,125,371 shares)	Money Market	N/A	$82,125,371	$82,125,371	11, 12
Total Non-Controlled/Non-Affiliated Short-Term Investments			$82,125,371	$82,125,371
Total Non-Controlled/Non-Affiliated Investments - 77.9% of NAV			$525,361,608	$594,154,547
Other assets in excess of liabilities - 22.1% of NAV				$168,761,755
Net Assets - 100.0% of NAV				$762,916,302

*	Investment is non-income producing.
1	Geographic region generally reflects the location of the investment manager or company.
2	Investments do not issue shares or hold outstanding principal, except where noted. The terms "shares" and "units" are used interchangeably.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

3	Private investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These investments are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.
4	The fair value of any Secondary Investment, Primary Investment, or Co-Investment (together “Private Market Assets”) has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such Private Market Assets (including any of its affiliates).
5	Investment has been committed to but has not been fully funded.
6	The fair value of the investment was determined using significant unobservable inputs.
7	All or a portion of this security is held by STRUCTURE Cayman II LLC.
8	All or a portion of this security is held by STRUCTURE Cayman III LLC.
9	All or a portion of this security is held by STRUCTURE Cayman IV LLC.
10	All or a portion of this security is held by STRUCTURE Cayman LLC.
11	The audited financial statements of the investment can be found at sec.gov.
12	The rate reported is the 7-day effective yield at the period end.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Summary of Investments by Strategy (as a percentage of total investments)
Co-Investments.	15.6%
Secondary Investments	70.6%
Short-Term Investments	13.8%
Total Investments	100.0%

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund

Consolidated Statement of Assets and Liabilities

September 30, 2025 (unaudited)

Assets
Non-controlled/non-affiliated investments, at fair value (cost $525,361,608)	$594,154,547
Cash	105,237,343
Cash denominated in foreign currency (cost $72,788,790)	72,767,603
Distributions receivable from investments	3,980,054
Receivable for Fund shares sold	2,943,787
Dividend and interest receivable	1,690,147
Prepaid expenses	93,792
Total Assets	780,867,273

Liabilities
Revolving credit facility	—
Less deferred debt issuance costs	(11,711)
Revolving credit facility less deferred debt issuance costs	(11,711)
Payable for investments purchased	15,559,494
Management fees payable	990,254
Due to Adviser	793,951
Professional fees payable	235,186
Transfer agent fees payable	100,893
Administration fees payable	99,630
Trustees' fees payable	41,867
Revolving credit facility interest and fees payable	12,927
Other accrued expenses	128,480
Total Liabilities	17,950,971
Commitments and contingencies (see Note 8)
Net Assets	$762,916,302

Composition of Net Assets:
Paid-in capital	$679,983,864
Total distributable earnings (accumulated loss)	82,932,438
Net Assets	$762,916,302

Class I
Net Assets	$756,849,051
Outstanding shares (unlimited number of shares authorized)	52,805,666
Net Asset Value Per Share	$14.33
Class D
Net Assets	$16,018
Outstanding shares (unlimited number of shares authorized)	1,119
Net Asset Value Per Share	$14.31
Class S
Net Assets	$6,051,233
Outstanding shares (unlimited number of shares authorized)	424,383
Net Asset Value Per Share	$14.26

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund

Consolidated Statement of Operations

For the Six Months Ended September 30, 2025 (unaudited)

Investment Income
Non-controlled/non-affiliated investments dividend income (net of taxes withheld of $204,180)	$5,817,329
Non-controlled/non-affiliated investments interest income	3,298,791
Total Investment Income	9,116,120

Expenses
Management fees	4,504,782
Administration fees	481,508
Transfer agent fees	418,918
Professional fees	371,837
Revolving credit facility interest and fees	280,928
Amortization of deferred investment costs	232,107
Trustees' fees	80,220
Chief compliance officer fees	30,081
Distribution and shareholder servicing fees (Class S)	12,336
Shareholder servicing fees (Class D)	19
Other expenses	300,863
Total Expenses	6,713,599
Adviser expense recoupment (reimbursement)	735,278
Net Expenses	7,448,877
Net Investment Income (Loss)	1,667,243

Net Realized Gain (Loss)
Distributions from non-controlled/non-affiliated investments	3,849,634
Foreign currency transactions	(86,503)
Total Net Realized Gain (Loss)	3,763,131
Net Change in Unrealized Appreciation (Depreciation)
Non-controlled/non-affiliated investments	37,469,194
Foreign currency translation	(27,346)
Total Net Change in Unrealized Appreciation (Depreciation)	37,441,848

Net Increase (Decrease) in Net Assets from Operations	$42,872,222

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
Change in Net Assets Resulting from Operations:
Net investment income (loss)	$1,667,243	$1,170,385
Net realized gain (loss)	3,763,131	7,085,401
Net change in unrealized appreciation (depreciation)	37,441,848	26,727,056
Net Increase (Decrease) in Net Assets Resulting from Operations	42,872,222	34,982,842

Distributions from Distributable Earnings:
Class I	—	(882,513)
Class D	—	(38)
Class S	—	(38)
Class T¹	—	(38)
Total Distributions from Distributable Earnings	—	(882,627)

Change in Net Assets Resulting from Capital Share Transactions:
Class I
Proceeds from shares issued	331,483,579	290,782,827
Reinvestment of distributions	—	219,479
Repurchase of shares	(13,581,991)	(13,895,357)
Exchange of shares	—	—
Total Class I Transactions	317,901,588	277,106,949
Class D
Proceeds from shares issued	413	1,100
Reinvestment of distributions	—	38
Repurchase of shares	—	—
Exchange of shares	—	—
Total Class D Transactions	413	1,138
Class S
Proceeds from shares issued	5,128,835	58,301
Reinvestment of distributions	—	38
Repurchase of shares	—	—
Exchange of shares	—	590,366
Total Class S Transactions	5,128,835	648,705
Class T¹
Proceeds from shares issued	—	578,825
Reinvestment of distributions	—	38
Repurchase of shares	—	—
Exchange of shares	—	(590,366)
Total Class T¹ Transactions	—	(11,503)
Change in Net Assets Resulting from Capital Share Transactions	323,030,836	277,745,289

Total Increase (Decrease) in Net Assets	365,903,058	311,845,504

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund

Consolidated Statements of Changes in Net Assets (continued)

	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
Net Assets
Beginning of period	397,013,244	85,167,740
End of period	$762,916,302	$397,013,244

¹	On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund

Consolidated Statement of Cash Flows

For the Six Months Ended September 30, 2025 (unaudited)

Cash Flows From Operating Activities
Net increase (decrease) in net assets from operations	$42,872,222
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments, net of payable for investments purchased	(191,568,823)
(Purchases) sales of short-term investments, net	(1,517,678)
Distributions received from investments, net of distributions receivable from investments	3,147,194
Amortization of debt issuance costs	113,298
Net realized (gain) loss on distributions from investments	(3,849,634)
Net change in unrealized (appreciation) depreciation on investments	(37,469,194)
(Increase) Decrease in Assets
Dividend and interest receivable	(1,215,718)
Prepaid expenses	4,760
Increase (Decrease) in Liabilities
Professional fees payable	(25,988)
Management fees payable	485,247
Trustees' fees payable	220
Transfer agent fees payable	57,639
Revolving credit facility interest and fees payable	(59,871)
Administration fees payable	33,417
Due to Adviser	741,365
Other accrued expenses	96,380
Net Cash Provided by (Used in) Operating Activities	(188,155,164)

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of receivable for fund shares sold	334,185,982
Repurchase of shares	(13,581,991)
Debt issuance costs paid	(22,498)
Net Cash Provided by (Used in) Financing Activities	320,581,493

Net Increase (Decrease) in Cash and Cash Denominated in Foreign Currency	132,426,329

Cash and Cash Denominated in Foreign Currency
Beginning of period	45,578,617
End of period	$178,004,946

End of Period Balances
Cash	$105,237,343
Cash denominated in foreign currency	72,767,603
End of Period Balance	$178,004,946

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for commitment fees	$340,799

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund

Consolidated Financial Highlights

Class I

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$13.30	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)¹	0.04	0.07	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	0.99	1.71	1.55
Total from investment operations	1.03	1.78	1.56
Less distributions:
From net investment income	—	(0.04)	—
From net realized gains³	—	—	—
Total distributions	—	(0.04)	—
Net Asset Value per share, end of period⁴	$14.33	$13.30	$11.56

Net Assets, end of period (in thousands)	$756,849	$396,300	$85,133

Ratios to average net assets⁵
Net investment income (loss)⁶	0.72%	0.54%	0.46%
Expenses before adviser expense recoupment (reimbursement)⁷	2.37%	3.23%	7.17%
Expenses after adviser expense recoupment (reimbursement)⁷ ⁸	2.50%	3.37%	3.51%
Total return⁴ ⁹ ¹⁰	7.74%	15.40%	15.60%
Portfolio turnover rate¹¹	—%	—%	—%

Senior Securities:
Total borrowings (in thousands)	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness¹²	N/A	N/A	N/A

*	The Class commenced operations on September 11, 2023.

1	Per share data calculated using average shares method.

2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	Distributions associated with net realized gains were less than $0.005 for the year ended March 31, 2025.

4	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

5	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.

6	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.

7	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.

[8]	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months, with the exception of the six months ending September 30, 2025 as the Adviser has fully recouped all eligible expenses under the Expense Limitation and Reimbursement Agreement (Note 4).

9	Total return reflects the change in the net asset value per share based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's Dividend Reinvestment Plan ("DRIP") (See Note 10). The total return for periods less than 1 year have not been annualized.

10	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the periods of reimbursement.
11	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
12	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund

Consolidated Financial Highlights (continued)

Class D

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$13.30	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)¹	0.02	0.07	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	0.99	1.71	1.55
Total from investment operations	1.01	1.78	1.56
Less distributions:
From net investment income	—	(0.04)	—
From net realized gains³	—	—	—
Total distributions	—	(0.04)	—
Net Asset Value per share, end of period⁴	$14.31	$13.30	$11.56

Net Assets, end of period (in thousands)	$16	$14	$12

Ratios to average net assets⁵
Net investment income (loss)⁶	0.34%	0.55%	0.46%
Expenses before adviser expense recoupment (reimbursement)⁷	2.61%	3.32%	7.17%
Expenses after adviser expense recoupment (reimbursement)⁷ ⁸	2.89%	3.36%	3.51%
Total return⁴ ⁹ ¹⁰	7.59%	15.40%	15.60%
Portfolio turnover rate¹¹	—%	—%	—%

Senior Securities:
Total borrowings (in thousands)	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness¹²	N/A	N/A	N/A

*	The Class commenced operations on September 11, 2023.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	Distributions associated with net realized gains were less than $0.005 for the year ended March 31, 2025.
4	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
5	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
6	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
8	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months, with the exception of the six months ending September 30, 2025 as the Adviser has fully recouped all eligible expenses under the Expense Limitation and Reimbursement Agreement (Note 4).
9	Total return reflects the change in the net asset value per share based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP (See Note 10). The total return for periods less than 1 year have not been annualized.
10	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the periods of reimbursement.
11	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
12	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund

Consolidated Financial Highlights (continued)

Class S

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Period Ended March 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$13.29	$11.56	$10.00
Activity from investment operations:
Net investment income (loss)¹	—	0.04	0.01
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments²	0.97	1.73	1.55
Total from investment operations	0.97	1.77	1.56
Less distributions:
From net investment income	—	(0.04)	—
From net realized gains³	—	—	—
Total distributions	—	(0.04)	—
Net Asset Value per share, end of period⁴	$14.26	$13.29	$11.56

Net Assets, end of period (in thousands)	$6,051	$698	$12

Ratios to average net assets⁵
Net investment income (loss)⁶	(0.06)%	0.28%	0.46%
Expenses before adviser expense recoupment (reimbursement)⁷	3.24%	3.51%	7.17%
Expenses after adviser expense recoupment (reimbursement)⁷ ⁸	3.26%	3.36%	3.51%
Total return⁴ ⁹ ¹⁰	7.30%	15.31%	15.60%
Portfolio turnover rate¹¹	—%	—%	—%

Senior Securities:
Total borrowings (in thousands)	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness¹²	N/A	N/A	N/A

*	The Class commenced operations on September 11, 2023.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	Distributions associated with net realized gains were less than $0.005 for the year ended March 31, 2025.
4	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
5	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
6	Net investment income (loss) ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
7	Expense ratios have been annualized for periods of less than twelve months, except for organizational costs which are one-time expenses.
8	Recoupment (reimbursement) ratios have been annualized for periods of less than 12 months, with the exception of the six months ending September 30, 2025 as the Adviser has fully recouped all eligible expenses under the Expense Limitation and Reimbursement Agreement (Note 4).
9	Total return reflects the change in the net asset value per share based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund's DRIP (See Note 10). The total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.
10	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the periods of reimbursement.

11	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than 1 year are not annualized.
12	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Infrastructure Fund

Notes to Consolidated Financial Statements

September 30, 2025 (unaudited)

1. Organization

StepStone Private Infrastructure Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on December 2, 2022 ("Inception") and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund commenced operations on September 11, 2023 ("Commencement of Operations").

The Fund offers an unlimited amount of Class I Shares, Class D Shares and Class S Shares (collectively, “Shares”) to eligible investors (“Shareholders”). On January 17, 2025, the Fund converted all outstanding Class T shares into Class S shares and ceased offering Class T shares. The Shares are offered in a continuous registered public offering with subscriptions accepted daily at the then-current-daily net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund conducts quarterly offers to repurchase between 5.00% and 25.00% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to repurchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting Shares as defined in the 1940 Act.

The Fund’s Board of Trustees (“Board”) provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC, an investment adviser registered under the 1940 Act and a wholly-owned subsidiary of StepStone Group LP, serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group Real Assets LP serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets.

The Fund’s investment objectives are to seek current income and long-term capital appreciation by offering investors access to a global investment portfolio of private infrastructure assets ("Infrastructure Assets") and, in select cases, the Fund may allocate a portion of its investments to other private market asset classes, including but not limited to real estate, private equity and private debt (together with Infrastructure Assets, “Private Market Assets”).

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Basis of Consolidation

As provided under ASC Topic 946 and Regulation S-X, the Fund will generally not consolidate its investment in a company other than a wholly-owned or substantially wholly-owned investment company subsidiary whose design and purpose is to act as an extension of the Fund’s investment operations and facilitate the execution of the Fund’s investment strategy. Accordingly, the Fund has consolidated the results of the Fund’s direct wholly-owned subsidiaries including: STRUCTURE LLC (Series A and Series B), a Delaware limited liability company, as well as STRUCTURE Cayman LLC, STRUCTURE Cayman II LLC, STRUCTURE Cayman III LLC and STRUCTURE Cayman IV LLC (together, “STRUCTURE Cayman”), which are limited liability companies registered in the Cayman Islands (collectively, Wholly-Owned Subsidiaries"). The effects of all intercompany transactions between the Fund and its Wholly-Owned Subsidiaries have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

StepStone Private Infrastructure Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

Net Asset Value Determination

The NAV of the Fund is determined as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open for trading, or as may be determined from time to time in accordance with policies approved by the Board (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses allocated to Shares based on the relative net assets of each class to the total net assets of the Fund, each determined as of the relevant Determination Date.

Valuation of Investments

The Fund’s investments are valued as of each Determination Date at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee for the Fund to perform fair value determinations of the Fund’s investments. The Board has approved the Adviser’s valuation policy (“Valuation Policy”). The Adviser utilizes the resources and personnel of the Sub-Adviser and the Fund’s sub-administrator (as defined herein) in carrying out its responsibilities. The Board has ultimate oversight responsibility for valuing all investments held by the Fund.

Purchases of investments are recorded as of the first day of legal ownership of an investment and redemptions from investments are recorded as of the last day of legal ownership. Investments held by the Fund in Private Market Assets may include (i) (a) secondary purchases of existing investments in individual operating companies, projects or properties and private investment funds from other investors sponsored by unaffiliated managers and/or strategic acquirers ("Investment Manager"), (b) investments in open-ended funds, which are often substantially invested, with evergreen or long duration structures which may not have an explicit termination date, (c) investments in private investment funds that are actively fundraising, but have already invested a certain percentage of capital commitments (e.g. 25% at the time of closing) in Private Market Assets and (d) stapled primary investments contingent to a secondary investment purchase (together with the investments described in (a) - (d), “Secondary Investments”), (ii) investments in private funds that are actively fundraising that have not yet invested a significant portion of their capital commitments in Private Market Assets (e.g., less than 25%) (“Primary Investments”) and (iii) equity and/or debt investments directly in operating companies, projects or properties, generally alongside Investment Managers that lead or participate in the transaction via equity or debt (“Co-Investments”). These types of debt or equity investments normally do not have readily available market prices and therefore will be fair valued according to the Valuation Policy at each Determination Date. The Valuation Policy requires evaluation of all relevant information reasonably available to the Adviser at the time the Fund’s investments are valued. Valuations of Private Market Assets are inherently subjective and at any point in time may differ materially from the ultimate value, if any, realized on the investment.

Ordinarily, the fair value of the Fund’s investment in a Secondary Investment or a Primary Investment is based on the net asset value of the investment reported by its Investment Manager. In determining fair value, the Fund may incorporate public benchmark returns that are relevant to the investment funds under consideration to adjust fair values as of the relevant Determination Date. The public benchmark returns are adjusted for long-term, historical correlations between public and private investment returns and other relevant factors. If the Adviser determines that the Investment Manager has not reported a net asset value to the Fund, the Adviser will establish a fair value in accordance with the Fund’s Valuation Policy. In doing so, the Adviser will evaluate whether it is appropriate, considering all relevant circumstances, to use the last reported net asset value from the Investment Manager with adjustment made in accordance with the Fund’s Valuation Policy. The net asset values or adjusted net asset values are net of management fees and performance-based fees payable pursuant to the respective organizational documents of each investment.

Due to the inherent uncertainty of valuations, however, estimated fair values may differ from the values that would have been used had a readily available market for the investments existed and the differences could be material.

In assessing the fair value of the Fund’s Co-Investments in accordance with the Valuation Policy, on a case by case basis, the Adviser either applies the net asset value reported by the Investment Manager or a variety of methods such as earnings and market multiple analysis based on comparables, discounted cash flow analysis and market data from third party pricing services. The Adviser takes into account the following factors in determining the fair value of Co-Investments: latest round of financing, company operating performance, market-based multiples, potential merger and acquisition activity and any other material information that may impact investment fair value.

In certain circumstances, the Adviser may determine that cost best approximates the fair value of a particular Private Market Asset. The Fund will generally value its investments that are traded or dealt in upon one or more securities exchanges and for which market quotations are readily available at the last quoted sales price on the primary exchange, or at the mean between the current bid and ask prices on the primary exchange, as of the Determination Date.

The Sub-Adviser and one or more of its affiliates acts as investment adviser to clients other than the Fund. However, the value attributed to a Private Market Asset held by the Fund and the value attributed to the same Private Market Asset held by another client of the Sub-Adviser or one of its affiliates might differ as a result of differences in accounting, regulatory, timing and other factors applicable to the Fund when compared to such other client.

Short-term investments are highly liquid instruments with low risk of loss and recorded at NAV per share, which approximates fair value.

StepStone Private Infrastructure Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

Debt Issuance Costs

Debt issuance costs consist of fees and expenses paid in connection with the closing of and amendments to the Fund’s revolving credit facility. The aforementioned costs are amortized over the instrument’s term. Unamortized debt issuance costs are presented net against the outstanding revolving credit facility balance on the Consolidated Statement of Assets and Liabilities.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the Determination Date. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency translations represents foreign exchange: (1) gains and losses from the holding and sales of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded as receivable and the amounts actually received. The Fund does not separately isolate the impact of changes in exchange rates from other changes in the fair value of investments within the net realized gain (loss) and the change in unrealized appreciation (depreciation) of investments as presented on the Consolidated Statement of Operations. The Fund presents net realized gain (loss) on foreign currency transactions, as well as changes in unrealized appreciation (depreciation) on foreign currency translations related to foreign cash and receivable balances, as separate line items on the Consolidated Statement of Operations.

Realized Gains on Investments, Interest Income and Dividend Income

Distributions received from Secondary Investments, Primary Investments and Co-Investments occur at irregular intervals and the exact timing of the distributions is not known. The classification and timing of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the Investment Manager of the Secondary Investment, Primary Investment or Co-Investments. To the extent a distribution exceeds the remaining cost basis of an investment, based on information provided by the Investment Manager, the excess amount is recognized as a realized gain distribution from investments. Dividend income and interest income are recorded on an ex-dividend date and accrual basis, respectively. Dividend income earned on short-term money market investments is accrued daily.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses of the Private Market Assets in which the Fund invests (“Acquired Fund Fees”), management fees, expenses associated with a credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (“Expense Limitation and Reimbursement Agreement” as further discussed in Note 4). Expenses are recorded on an accrual basis and expenses other than class-specific expenses are allocated pro-rata to Shares based upon prior day net assets at each Determination Date. Class-specific expenses are allocated only to their respective share class (see Note 6). Closing costs associated with the purchase of Secondary Investments, Primary Investments and Co-Investments are included in the cost of the investment.

Federal Income Taxes

For U.S. federal income tax purposes, the Fund has elected to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

Additionally, the Fund is subject to a 4% federal excise tax on any undistributed income, including net capital gains, if it does not distribute at least 98% of its taxable income and 98.2% of its capital gains each year. The Fund endeavors to meet these distribution requirements to avoid such excise tax, and any excise tax liability, if incurred, will be reflected in the consolidated financial statements.

The Fund’s tax year is the 12-month period ending September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2025, the tax years from the year 2023 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

StepStone Private Infrastructure Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, Income Taxes ("ASC 740"). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year.

In preparing the consolidated financial statements, STRUCTURE LLC (Series A and Series B) and STRUCTURE Cayman are required to recognize their estimate of income taxes for purposes of determining deferred tax assets or liabilities. STRUCTURE LLC (Series A and Series B) is subject to U.S. federal and state income taxes while STRUCTURE Cayman is subject to U.S. federal withholding tax, state taxes, and branch profits tax on effectively connected income with a U.S. trade or business. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent the Wholly-Owned Subsidiaries have a deferred tax asset, consideration is given to whether a valuation allowance is required.

Cash

Cash includes monies on deposit with UMB Bank, N.A. who serves as the Fund’s custodian (“Custodian”). Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits. There are no restrictions on cash held by the Custodian on the Fund’s behalf.

Deferred Costs Relating to Purchases of Secondary Investments

Deferred costs associated with the acquisition of Secondary Investments are amortized daily over the deferral period until the payment due date. On the due date, the payment value corresponds to the notional amount owed to the respective counterparty.

Segment Reporting

An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. The Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of a defined investment strategy which is executed by the Fund’s portfolio managers as described in Note 1. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, changes in net assets resulting from operations, and subscriptions and redemptions activity is used by the CODM to assess the Fund’s performance versus comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, and is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

New Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends current guidance to provide expanded disclosure for the rate reconciliation with information about specific categories and reconciling items that meet a specific threshold, and to provide additional information about income taxes paid disaggregated by jurisdiction. The amendment is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Fund does not expect the adoption of this guidance to have a material effect on the consolidated financial statements.

StepStone Private Infrastructure Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

3. Fair Value Measurements

U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below:

Level 1: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, certain portfolio investments are excluded from the fair value hierarchy as they are valued using NAV as a practical expedient. These investments are fair valued using NAV or by adjusting the most recently available NAV for cash flows and public benchmark returns. As such, investments in securities with a fair value of $499.6 million are excluded from the fair value hierarchy as of September 30, 2025.

StepStone Private Infrastructure Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

The following is a summary of the Fund's investments classified by fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Co-Investments	$—	$—	$12,434,305	$79,985,997	$92,420,302
Secondary Investments	—	—	—	419,608,874	419,608,874
Short-Term Investments	82,125,371	—	—	—	82,125,371
Total Investments	$82,125,371	$—	$12,434,305	$499,594,871	$594,154,547

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Co-Investments
Balance as of March 31, 2025	$—
Transfers into Level 3	—
Purchases	12,434,305
Distributions from Investments	—
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation (Depreciation)	—
Transfers out of Level 3	—
Balance as of September 30, 2025	$12,434,305

Net Change in Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of the Reporting Period	$—

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be indicative of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:

Investment Type	Fair Value as of September 30, 2025	Valuation Technique(s)	Unobservable Input	Single Input or Range of Inputs	Weighted Average of Input(1)	Impact to Valuation from an Increase in Input(2)
Co-Investments...	$12,434,305	Recent transaction	Recent transaction price	$95.00	$95.00	Increase

(1)	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.

StepStone Private Infrastructure Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

A listing of the Private Market Asset types held by the Fund and the related attributes, as of September 30, 2025, are shown in the table below:

			Unfunded
Investment Type	Investment Strategy	Fair Value	Commitments
Co-Investments	Investments in the equity and/or debt of operating companies, projects or properties generally alongside an Investment Manager	$92,420,302	$957,181
Secondary Investments	Investments in individual companies and private funds purchased from other investors, open-ended funds, private funds actively fundraising with 25% or more of capital commitments invested and stapled primary investments	$419,608,874	$73,918,642

4. Investment Adviser and Transactions with Affiliates

In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 1.60% on an annualized basis of the Fund’s daily net assets. The Management Fee is accrued daily and payable monthly in arrears. The Adviser pays the Sub-Adviser 50% of the Management Fee. For the six months ended September 30, 2025, the Adviser earned $4.5 million in Management Fees of which $1.0 million was payable as of September 30, 2025.

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term beginning with the Commencement of Operations and ending on the one-year anniversary thereof (“Limitation Period”). On May 22, 2025, the Board approved the extension of the Limitation Period through September 30, 2026. The Adviser may extend the Limitation Period for a period of one year on an annual basis. The Expense Limitation and Reimbursement Agreement limits the amount of the Fund’s aggregate ordinary operating expenses, excluding certain specified expenses (“Specified Expenses”), borne by the Fund in respect of each class of Shares during the Limitation Period to an amount not to exceed 1.00% for Class I Shares, Class D Shares, and Class S Shares, on an annualized basis, of the Fund’s prior day net assets (“Expense Cap”). Specified Expenses that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the Management Fee; (ii) all fees and expenses of Private Market Assets and other investments in which the Fund invests (including the underlying fees of the Investment Funds and other investments ("Acquired Fund Fees and Expenses")); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Private Market Assets and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) distribution and/or shareholder servicing fees, as applicable; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of Shareholders.

If the Fund’s aggregate ordinary operating expenses, exclusive of the Specified Expenses, in respect of any class of Shares for any day, exceeds the Expense Cap applicable to that class of Shares, the Adviser will waive its Management Fee and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives its Management Fee, reimburses expenses to the Fund or pays expenses directly on behalf of the Fund, it is permitted to recoup from the Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed, or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable class of Shares if the aggregate ordinary operating expenses have fallen to a level below the relevant Expense Cap and the recouped amount does not raise the level of aggregate ordinary operating expenses plus waived fees, reimbursed expenses or directly paid expenses in respect of a class of Shares in the month of recoupment to a level that exceeds any Expense Cap applicable at that time.

During the six months ended September 30, 2025, the Adviser recouped a net amount of $0.7 million under the Expense Limitation and Reimbursement Agreement, as recorded on the Statement of Operations. As of September 30, 2025, the Adviser has fully recouped all eligible expenses under this agreement, and there is no remaining balance available for future recoupment.

As of September 30, 2025, the Consolidated Statement of Assets and Liabilities reflects a Due to Adviser balance of $0.8 million. This amount was originally incurred as the Adviser paid expenses on behalf of the Fund that were in excess of the Expense Cap. The expenses covered by the Adviser primarily include the Fund’s initial upfront fee on the revolving credit facility, as well as organizational and offering expenses incurred from the Fund’s Inception through the Commencement of Operations.

StepStone Private Infrastructure Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

The Adviser serves as the Fund’s administrator (“Administrator”) pursuant to an administration agreement (“Administration Agreement”) under which the Administrator provides administrative, accounting and other services to the Fund. Pursuant to the Administration Agreement, the Fund pays the Administrator an administration fee (“Administration Fee”) in an amount up to 0.20% on an annualized basis of the Fund’s net assets. The Administration Fee is accrued daily based on the value of the prior day net assets of the Fund as of the close of business on each business day (including any assets in respect of Shares that will be repurchased by the Fund on such date), and is payable monthly in arrears. For the six months ended September 30, 2025, the Administrator earned $0.5 million in Administration Fees of which $0.1 million was payable as of September 30, 2025.

5. Sub-Administrator, Custodian and Transfer Agent

From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (“Sub-Administrator”) a sub-administration fee to perform certain administrative and accounting services for the Fund on behalf of the Administrator. The sub-administration fee, pursuant to a sub-administration agreement and a fund accounting agreement, is paid monthly by the Administrator and is based on the value of the net assets of the Fund as of the close of business on each business day, subject to an annual minimum.

UMB Bank, N.A. serves as the Fund’s Custodian pursuant to a custody agreement. As the Custodian, UMB Bank, N.A. holds the Fund’s U.S. assets. Foreign assets, if any, including foreign currency holdings, are held by a designated sub-custodian appointed by the Custodian in accordance with the terms of the custody agreement. For the six months ended September 30, 2025, the Custodian earned $34,829 in custody fees, recorded in other expenses on the Consolidated Statement of Operations, of which $16,466 was payable as of September 30, 2025 and recorded in other accrued expenses on the Consolidated Statement of Assets and Liabilities.

The Sub-Administrator also serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency agreement. The Transfer Agent, among other things, receives and processes purchase orders, effects issuance of Shares, prepares and transmits payments for distributions, receives and processes repurchase offers and maintains records of account. For the six months ended September 30, 2025, the Transfer Agent earned $0.4 million in transfer agent fees of which $0.1 million was payable as of September 30, 2025.

6. Distribution and Shareholder Servicing Plan

Distribution Services, LLC serves as the Fund’s distributor (“Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund. The Distributor is authorized to enter into Sub-Distribution Agreements with brokers, dealers, certain registered investment advisers and other financial intermediaries to effect the distribution of Shares of the Fund. To operate in a manner consistent with Rule 12b-1 under the 1940 Act, the Fund pays a distribution and shareholder servicing fee out of the net assets of Class S Shares at the annual rate of 0.85% of the aggregate NAV of Class S Shares. To operate in a manner consistent with Rule 12b-1 under the 1940 Act, the Fund pays a shareholder servicing fee out of the net assets of Class D Shares at the annual rate of 0.25% of the aggregate NAV of Class D Shares. Distribution and shareholder servicing fees are determined and accrued daily based on the net assets of the share class as of the close of business on each business day (including net assets in respect of Shares that will be repurchased by the Fund on such date). Class I Shares are not subject to a distribution and shareholder servicing fee. For the six months ended September 30, 2025, distribution and shareholder servicing fees incurred are disclosed on the Consolidated Statement of Operations.

7. Revolving Credit Facility

Effective September 7, 2023, the Fund entered into a revolving credit agreement ("Credit Facility"), as amended from time to time, with Texas Capital Bank allowing the Fund to borrow up to $50.0 million ("Commitment") from a syndicate of lenders. The purpose of the Credit Facility is to provide short-term working capital, primarily to bridge the timing of the Fund’s acquisition of Private Market Assets in advance of the receipt of investor subscriptions. Borrowings on the Credit Facility are collateralized by all assets of the Fund.

When borrowing on the Credit Facility, the Fund can select a “Base Rate Borrowing” or “Term SOFR Borrowing” (each a “Loan Type”). The interest rate associated with each Loan Type will be determined at the time of such borrowing and is comprised of a reference rate plus an applicable margin of 2.50% for Base Rate Borrowings or 3.50% for Term SOFR Borrowings. The Credit Facility has an unused fee of 0.40% per annum on the average daily unused balance when the current outstanding balance equals or exceeds 25% of the maximum principal amount available and 0.60% per annum otherwise. In conjunction with the Credit Facility, the Fund incurred an upfront fee of 0.40% which is being amortized in the Consolidated Statement of Operations over the two-year term of the Credit Facility. For the six months ended September 30, 2025, expenses incurred by the Fund related to the Credit Facility were $0.3 million. During the six months ended September 30, 2025, there were no borrowings under the Credit Facility. An amendment signed on September 4, 2025 extended the term of the Credit Facility to October 20, 2025, unless otherwise terminated.

StepStone Private Infrastructure Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

8. Commitments and Contingencies

As of September 30, 2025, the Fund has contractual unfunded commitments to provide additional funding of $74.9 million to certain investments.

ASC 460-10, Guarantees - Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

The Fund may, from time to time, be party to various legal matters arising in the ordinary course of business, including claims and litigation proceedings. Although the ultimate outcome of the foregoing matters, if any, cannot be ascertained at this time, the Adviser believes, after consultation with counsel, that the resolution of such matters would not have a material adverse effect on the Fund’s consolidated financial statements.

9. Capital Share Transactions

The Fund offers three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares. Each class of Shares is subject to different fees and expenses. On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares and Class S Shares by an investor is $5,000. The minimum initial investment in any share class may be reduced at the Adviser's discretion. Investors purchasing Class S Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share.

Subject to certain conditions, Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

StepStone Private Infrastructure Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

The following table summarizes the capital share transactions for the six months ended September 30, 2025 and the year ended March 31, 2025:

	For the Six Months Ended September 30, 2025 (unaudited)		For the Year Ended March 31, 2025
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	23,989,682	$331,483,579	23,486,035	$290,782,827
Reinvestment of distributions	—	—	17,378	219,479
Repurchase of shares	(971,048)	(13,581,991)	(1,082,031)	(13,895,357)
Exchange of shares	—	—	—	—
Net increase (decrease)	23,018,634	$317,901,588	22,421,382	$277,106,949

Class D
Proceeds from shares issued	31	$413	85	$1,100
Reinvestment of distributions	—	—	3	38
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	—	—
Net increase (decrease)	31	$413	88	$1,138

Class S
Proceeds from shares issued	371,831	$5,128,835	4,520	$58,301
Reinvestment of distributions	—	—	3	38
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	47,029	590,366
Net increase (decrease)	371,831	$5,128,835	51,552	$648,705

Class T1
Proceeds from shares issued	—	$—	46,036	$578,825
Reinvestment of distributions	—	—	3	38
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	(47,039)	(590,366)
Net increase (decrease)	—	$—	(1,000)	$(11,503)

[1]	On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares.

The Fund conducts quarterly offers to repurchase between 5.00% and 25.00% of its outstanding Shares at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed in Note 1). No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund will repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. In connection with any given quarterly repurchase offer, the Fund currently intends to repurchase 5.00% of its outstanding Shares.

Rule 23c-3(b)(5) of the 1940 Act permits the Fund to repurchase up to an additional 2.00% of its outstanding Shares beyond the stated repurchase offer amount in the event that Shareholder repurchase requests exceed the offer. During the periods presented, repurchase requests were below the applicable offer amounts. Therefore, the Fund did not exercise the available option to repurchase additional Shares beyond the stated offer amount. As a result, all repurchase requests were fulfilled in full, and no pro rata reductions were necessary.

StepStone Private Infrastructure Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

The following table summarizes the Fund’s repurchase activity:

Repurchase Request Deadline	Repurchase Offer Amount (Shares)	Shares Repurchased (all classes)
June 14, 2024	454,425	5,025
September 16, 2024	674,086	48,905
December 16, 2024	996,941	490,508
March 14, 2025	1,287,543	537,593
June 16, 2025	1,938,396	440,896
September 15, 2025	2,603,035	530,152

10. Dividend Reinvestment Plan

Pursuant to the Dividend Reinvestment Plan ("DRIP") established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and all income and/or capital gain dividend distributions will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all income and/or capital gain dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 30 days prior to a distribution, the request will be effective only with respect to distributions after the 30-day period.

11. Investment Transactions

For the six months ended September 30, 2025, purchases of investments, excluding short-term investments, were $207.1 million. For the six months ended September 30, 2025, total distributions received from investments, excluding short-term investments, were $7.1 million. During the six months ended September 30, 2025, there were no sale, redemption or other disposition of investments, excluding short-term investments.

12. Tax Information

The Fund has temporary differences primarily due to timing differences between book and tax treatment of partnership and passive foreign investment company investments held by the Fund, as well as investments held through STRUCTURE Cayman and STRUCTURE LLC.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. For the tax year ended September 30, 2025, the Fund recognized a permanent book to tax difference of $1.0 million resulting primarily from net operating losses. This permanent book to tax difference has been reclassified to paid in capital and has no effect on the net assets or net asset value per share of the Fund.

For the tax year ended September 30, 2025, the Fund’s tax components of distributable earnings on a tax basis are as follows:

Undistributed long-term capital gains	208,823
Net tax appreciation (depreciation)	82,847,108
Other temporary differences	(123,493)
Total distributable earnings (accumulated loss)	$82,932,438

The tax character of Subchapter M distributions declared for the tax years ended September 30, 2025 and September 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gains
2025	$830,881	$51,746
2024	$—	$—

StepStone Private Infrastructure Fund

Notes to Consolidated Financial Statements (continued)

September 30, 2025 (unaudited)

The Fund is designating a portion of its distributions as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), for the tax year ending September 30, 2025.

For the tax year ended September 30, 2025, the Fund had no qualified late year losses.

As of September 30, 2025, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Gross unrealized appreciation	$85,769,154
Gross unrealized depreciation	(2,905,896)
Net unrealized appreciation (depreciation) on investments	$82,863,258

Tax cost of investments	$511,291,289

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership investments.

STRUCTURE LLC and STRUCTURE Cayman were not required to recognize a provision for income tax expense for the six months ended September 30, 2025.

As of September 30, 2025, the Fund had no uncertain tax positions for federal, state or local income tax purposes. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as a component of income tax expense in the Consolidated Statement of Operations. For the six months ended September 30, 2025, the Fund did not incur any interest or penalties.

13. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

14. Subsequent Events

On November 10, 2025, the Fund commenced a repurchase offer with a valuation date of December 15, 2025.

On October 8, 2025, the Fund amended the Credit Facility to increase the total commitment to $160 million and reduce the Applicable Margin to 2.00% for Base Rate Borrowings and 3.00% for Term SOFR Borrowings. The amendment also (i) revised the unused fee structure, lowering the fee to 0.40% on undrawn amounts above a 20% minimum utilization, as well as including and introduced a tiered calculation for higher unused portions; (ii) added new lenders; (iii) extended the maturity through October 8, 2027, and (iv) updated the lender schedule.

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet or may be of such a nature that disclosure will keep the financial statements from being misleading. The Adviser has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements or the accompanying notes.

StepStone Private Infrastructure Fund

Other Information

September 30, 2025 (unaudited)

Interval Fund Policy

The Fund has adopted a fundamental policy, which may be changed only by the affirmative vote of a "majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act), that it will make quarterly repurchase offers pursuant to Rule 23c-3 under the 1940 Act, as such rule may be amended from time to time, for between 5% and 25% of the Fund's shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the repurchase request deadline, or the next business day if the 14th day is not a business day.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (704) 215-4300 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 772-7724 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov, or without charge and upon request by calling the Fund at (704) 215-4300.

Investment Adviser and Administrator

StepStone Group Private Wealth LLC

128 S Tryon St., Suite 1600

Charlotte, North Carolina 28202

www.stepstonepw.com

Investment Sub-Adviser

StepStone Group Real Assets LP

4225 Executive Square, Suite 1600

La Jolla, California 92037

Custodian

UMB Bank, N.A.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Sub-Administrator, Transfer Agent and Sub-Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212-3949

Phone: (414) 299-2200

Distributor

Distribution Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, New York 10001

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of non-controlled/non-affiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable for semi-annual report.

(b) Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Infrastructure Fund

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	December 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	December 2, 2025

By (Signature and Title)*	/s/ Kimberly S. Zeitvogel
Kimberly S. Zeitvogel, Treasurer
(Principal Financial Officer)

Date	December 2, 2025

* Print the name and title of each signing officer under his or her signature.